NOTES RECEIVABLE AND ADVANCES, NET (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 05, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sierra Springs advances receivable		$ 4,935,000
Other notes receivable	$ 27,043	29,545		$ 0
Total notes receivable and advances, current portion	4,962,043	4,964,545		7,148,500
MCU-Philippines note receivable, non-current portion, net		8,853,841		860,940
MCU-Philippines note receivable, non-current portion, net	0	1,598,841
Total notes receivable and advances, net	4,962,043	13,818,386		8,009,440
Tonogold Resources, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tonogold note receivable, face value		0		4,475,000
Unrealized gain		0		1,023,500
Tonogold note receivable, fair value		0		5,498,500
MCU-P note receivable, face value	0	6,650,000		0
Notes Receivable Non Current, Estimated Fair Value Adjustments	0	605,000		0
MCU-Philippines note receivable, non-current portion, net	0	7,255,000		0
SSOF
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sierra Springs advances receivable	4,935,000	4,935,000		1,650,000
M C U Philippines Inc
Accounts, Notes, Loans and Financing Receivable [Line Items]
MCU-P note receivable, face value	0	2,000,000		1,180,000
Unamortized discount for implied interest	$ 0	(401,159)		(319,060)
MCU-Philippines note receivable, non-current portion, net		$ 1,598,841	$ 2,000,000	$ 860,940